Acquisition and Cancellation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2025	Apr. 25, 2025
Equity interest	30.00%
Accounts receivable	$ 74,842,830			$ 74,842,830
Refund receivable	$ 540,501,030
Discounted rate	7.00%
Interest income	$ 348,130	$ 43,157	$ 49,628
Consideration				$ 58,597,187
Recognized loss	4,424,099
Group [Member]
Refund receivable	540,501,030
Interest income	$ 1,453,020
Xintong International [Member]
Equity interest					100.00%
Consideration					$ 69,788,554
Equity ownership interest rate percentage					85.00%
Xintong International [Member] | First tranche [Member]
Description of aquisition related payment	the first tranche payment of $48,004,462 (RMB335,700,000), which was settled on April 25, 2025 by transferring $45,604,238 (RMB318,915,000) of financing receivables to the Seller
Xintong International [Member] | Second tranche [Member]
Description of aquisition related payment	the second tranche payment of $13,584,819 (RMB95,000,000), of which $9,730,048 was paid in the form of Tether (USDT) in August 2025 and November 2025, with the remainder yet to be settled
Xintong International [Member] | Third tranche [Member]
Description of aquisition related payment	the third tranche payment of $8,199,273 (RMB57,338,338), which was settled on July 1, 2025 by transferring accounts receivable
Shandong Liansen [Member]
Equity interest	30.00%
Equity ownership interest rate percentage					30.00%